Revenues (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Revenue [Line Items]
Revenue	$ 295,656	$ 10,332	$ 384,543	$ 222,610
Income from ongoing operations	295,656	10,332	384,543	222,610
income from discontinued operations	3,000	51,750
Income from ongoing and discontinued operations	298,656	62,082
Product sales
Revenue [Line Items]
Revenue	164,990	10,015	150,993	24,282
Income from ongoing operations	164,990	10,015	150,993	24,282
Licensing revenue
Revenue [Line Items]
Revenue	130,584	0	232,909	198,000
Income from ongoing operations	130,584	0	232,909	198,000
Freight revenue
Revenue [Line Items]
Revenue	82	317	641	328
Income from ongoing operations	$ 82	$ 317	$ 641	$ 328